Summary of Significant Accounting Policies: Cash Equivalents (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Cash Equivalents	Cash Equivalents - The Company considers all highly liquid investments with an original maturity of three months or less at date of purchase to be cash equivalents.